________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





                               Semi-Annual Report
                                   (Unaudited)


                       FOR THE PERIOD ENDED APRIL 30, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.61%

      Aerospace & Defense - 1.13%
        (a)BE Aerospace, Inc. ......................................................                 105,000            $  1,365,000
                                                                                                                        ------------

      Apparel Manufacturing - 5.00%
        (a)Jones Apparel Group, Inc. ...............................................                 154,700               6,025,565
                                                                                                                        ------------

      Auto Parts - Original Equipment - 0.68%
        (a)Dura Automotive Systems, Inc. ...........................................                  37,700                 821,860
                                                                                                                        ------------

      Biotechnology - 0.32%
        (a)Neose Technologies, Inc. ................................................                  16,200                 388,476
                                                                                                                        ------------

      Broadcast - Radio & Television - 1.21%
        (a)XM Satellite Radio Holdings Inc. ........................................                 126,100               1,451,411
                                                                                                                        ------------

      Commercial Services - 3.16%
           First American Corporation ..............................................                  68,000               1,502,800
        (a)Overture Services, Inc. .................................................                  67,100               2,294,149
                                                                                                                        ------------
                                                                                                                           3,796,949
                                                                                                                        ------------
      Communication Services - 0.95%
           Harris Corporation ......................................................                  31,400               1,136,994
                                                                                                                        ------------

      Computer Software & Services - 7.30%
        (a)Borland Software Corporation ............................................                  76,100                 829,490
        (a)CheckFree Corp. .........................................................                  46,100                 938,596
        (a)Cognizant Technology Solutions Corporation ..............................                  74,500               3,501,500
        (a)Exult Inc. ..............................................................                  83,200                 726,336
           Fair, Isaac and Company, Incorporated ...................................                  12,000                 668,880
        (a)Mentor Graphics Corporation .............................................                  26,000                 501,800
        (a)MICROS Systems, Inc. ....................................................                  20,500                 574,000
        (a)Omnicell, Inc. ..........................................................                  18,300                 102,846
        (a)PDF Solutions, Inc. .....................................................                  53,900                 717,948
        (a)Peregrine Systems, Inc. .................................................                  32,800                 224,680
                                                                                                                        ------------
                                                                                                                           8,786,076
                                                                                                                        ------------
      Computers - 2.89%
        (a)Finisar Corporation .....................................................                 121,800                 778,302
        (a)Intergraph Corporation ..................................................                 122,500               2,082,500
        (a)Maxtor Corporation ......................................................                  89,200                 618,156
                                                                                                                        ------------
                                                                                                                           3,478,958
                                                                                                                        ------------
      Construction - 1.07%
        (a)EMCOR Group, Inc. .......................................................                  21,100               1,283,935
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Diversified Operations - 1.49%
        (a)Aura Systems, Inc. ..................................................                 3,089,936              $    741,584
        (a)Triarc Companies, Inc. ..............................................                    37,500                 1,050,000
                                                                                                                        ------------
                                                                                                                           1,791,584
                                                                                                                        ------------
      Educational Services - 0.56%
        (a)Edison Schools Inc. .................................................                   131,200                   673,056
                                                                                                                        ------------

      Electronics - 1.65%
        (a)Kopin Corporation ...................................................                    76,200                   605,028
        (a)Power-One, Inc. .....................................................                   164,500                 1,375,220
                                                                                                                        ------------
                                                                                                                           1,980,248
                                                                                                                        ------------
      Electronics - Semiconductor - 11.59%
        (a)ATI Technologies Inc. ...............................................                    48,400                   493,680
        (a)Atmel Corporation ...................................................                    57,200                   514,800
        (a)Cirrus Logic, Inc. ..................................................                    65,100                   790,965
        (a)Cymer, Inc. .........................................................                    41,900                 1,980,613
        (a)Fairchild Semiconductor Corporation .................................                    59,400                 1,600,236
        (a)LTX Corporation .....................................................                   132,200                 2,803,962
        (a)Marvell Technology Group Ltd. .......................................                    14,596                   525,456
        (a)Novellus Systems, Inc. ..............................................                    14,400                   682,560
        (a)O2Micro International Limited .......................................                    74,300                 1,211,090
        (a)OmniVision Technologies, Inc. .......................................                    56,800                   674,784
        (a)Semtech Corporation .................................................                    36,400                 1,164,072
        (a)TriQuint Semiconductor, Inc. ........................................                    67,400                   683,436
        (a)Veeco Instruments Inc. ..............................................                    27,400                   811,862
                                                                                                                        ------------
                                                                                                                          13,937,516
                                                                                                                        ------------
      Entertainment - 3.37%
        (a)GameStop Corporation ................................................                    48,100                   916,305
        (a)Midway Games Inc. ...................................................                    88,300                 1,205,295
        (a)Take-Two Interactive Software, Inc. .................................                    77,200                 1,937,720
                                                                                                                        ------------
                                                                                                                           4,059,320
                                                                                                                        ------------
      Financial - Non-Banks - 1.10%
           American Capital Strategies, Ltd. ...................................                    41,100                 1,318,077
                                                                                                                        ------------

      Financial Services - 0.56%
        (a)S1 Corporation ......................................................                    75,600                   678,132
                                                                                                                        ------------

      Food Processing - 1.54%
        (a)Dean Foods Company ..................................................                    50,000                 1,851,000
                                                                                                                        ------------

      Food - Wholesale - 0.93%
           Fleming Companies, Inc. .............................................                    50,700                 1,117,428
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Foreign - 1.20%
        (a)ASM International N.V. - ADR ..............................................                 62,500           $  1,437,500
                                                                                                                        ------------

      Homebuilders - 0.80%
           Walter Industries, Inc. ...................................................                 71,700                967,950
                                                                                                                        ------------

      Insurance - Life & Health - 3.43%
        (a)First Health Group Corp. ..................................................                122,300              3,546,700
           Scottish Annuity & Life Holdings, Ltd. ....................................                 26,800                573,520
                                                                                                                        ------------
                                                                                                                           4,120,220
                                                                                                                        ------------
      Insurance - Brokerage - 2.51%
           Brown & Brown .............................................................                 50,800              1,683,004
           Hilb, Rogal and Hamilton Company ..........................................                 36,300              1,335,114
                                                                                                                        ------------
                                                                                                                           3,018,118
                                                                                                                        ------------
      Leisure Time - 0.65%
        (a)Bally Total Fitness Holding Corporation ...................................                 36,000                786,600
                                                                                                                        ------------

      Machine - Diversified - 2.54%
        (a)AGCO Corporation ..........................................................                 53,200              1,208,704
        (a)FMC Technologies, Inc. ....................................................                 40,700                925,925
        (a)McDermott International, Inc. .............................................                 57,600                919,872
                                                                                                                        ------------
                                                                                                                           3,054,501
                                                                                                                        ------------
      Manufacturing - 0.73%
        (a)Crown Cork & Seal Company, Inc. ...........................................                 78,300                881,658
                                                                                                                        ------------

      Medical - Biotechnology - 6.30%
        (a)ARIAD Pharmaceuticals, Inc. ...............................................                112,200                541,926
        (a)Avigen, Inc. ..............................................................                 48,800                540,216
        (a)Durect Corporation ........................................................                126,700              1,065,547
        (a)Genzyme Corporation - Genzyme Biosurgery Division .........................                103,196                567,578
           ICN Pharmaceuticals, Inc. .................................................                 39,000              1,078,740
        (a)ILEX Oncology, Inc. .......................................................                 53,900                883,421
        (a)ImmunoGen, Inc. ...........................................................                 90,500                745,720
        (a)Immunomedics, Inc. ........................................................                 50,900                669,844
        (a)Progenics Pharmaceuticals, Inc. ...........................................                 47,000                655,650
        (a)Regeneration Technologies, Inc. ...........................................                 94,500                637,875
           Texas Biotechnology Corporation ...........................................                 36,200                190,050
                                                                                                                        ------------
                                                                                                                           7,576,567
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Medical - Hospital Management & Services - 6.29%
        (a)Dynacare Inc. .............................................................                 75,800           $  1,280,262
        (a)LifePoint Hospitals, Inc. .................................................                 56,500              2,373,000
        (a)MedCath Corporation .......................................................                 35,900                647,995
        (a)Triad Hospitals, Inc. .....................................................                 23,100                970,200
        (a)Universal Health Services, Inc. ...........................................                 49,260              2,293,053
                                                                                                                        ------------
                                                                                                                           7,564,510
                                                                                                                        ------------
      Medical Supplies - 2.39%
        (a)Aksys Ltd .................................................................                 76,900                499,850
        (a)Biomet, Inc. ..............................................................                 33,825                954,880
        (a)INAMED Corporation ........................................................                 38,700              1,425,321
                                                                                                                        ------------
                                                                                                                           2,880,051
                                                                                                                        ------------
      Metal Fabrication & Hardware - 1.91%
        (a)Steel Dynamics, Inc. ......................................................                 61,400              1,071,430
        (a)The Shaw Group Inc. .......................................................                 40,000              1,221,200
                                                                                                                        ------------
                                                                                                                           2,292,630
                                                                                                                        ------------
      Miscellaneous - Manufacturing - 1.59%
           IMC Global Inc. ...........................................................                 10,600                133,560
        (a)Identix Incorporated ......................................................                181,700              1,371,835
        (a)Paxar Corporation .........................................................                 24,200                404,140
        (a)Wilshire Technologies, Warrants, expire 11/28/2002 ........................                 11,956                      0
                                                                                                                        ------------
                                                                                                                           1,909,535
                                                                                                                        ------------
      Oil & Gas - Domestic - 1.08%
        (a)Chesapeake Energy Corporation .............................................                152,300              1,302,165
                                                                                                                        ------------

      Oil & Gas - Equipment & Services - 1.08%
           ENSCO International Incorporated ..........................................                 38,600              1,303,136
                                                                                                                        ------------

      Oil & Gas - Exploration - 1.16%
        (a)Veritas DGC Inc. ..........................................................                 77,100              1,395,510
                                                                                                                        ------------

      Pharmaceuticals - 0.92%
        (a)Taro Pharmaceutical Industries Ltd. .......................................                 50,300              1,103,884
                                                                                                                        ------------

      Pharmaceutical Services - 2.15%
        (a)Caremark Rx, Inc. .........................................................                120,400              2,588,600
                                                                                                                        ------------

      Retail - Apparel - 2.39%
        (a)AnnTaylor Stores Corporation ..............................................                 66,000              2,869,020
                                                                                                                        ------------

      Retail - Automotive - 1.27%
        (a)Sonic Automotive, Inc. ....................................................                 39,700              1,526,465
                                                                                                                        ------------

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

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Specialty Line - 4.97%
        (a)1-800-FLOWERS.COM, Inc. ..................................................                  68,100           $    939,099
        (a)Hollywood Entertainment Corporation ......................................                 102,000              2,105,280
        (a)PETCO Animal Supplies, Inc. ..............................................                  56,300              1,351,200
           Pier 1 Imports, Inc. .....................................................                  66,100              1,583,095
                                                                                                                        ------------
                                                                                                                           5,978,674
                                                                                                                        ------------
      Shoes - Leather - 0.63%
           Wolverine World Wide, Inc. ...............................................                  42,200                760,444
                                                                                                                        ------------

      Telecommunications - 0.63%
        (a)Mediacom Communications Corporation ......................................                  75,700                757,000
                                                                                                                        ------------

      Telecommunications Equipment - 0.99%
        (a)Centillium Communications, Inc. ..........................................                  64,300                747,166
        (a)Forgent Networks, Inc. ...................................................                  49,000                147,000
        (a)Sycamore Networks, Inc. ..................................................                  86,300                291,694
                                                                                                                        ------------
                                                                                                                           1,185,860
                                                                                                                        ------------
      Transportation - Air - 1.10%
        (a)Atlantic Coast Airlines Holdings, Inc. ...................................                  52,600              1,149,310
        (a)ExpressJet Holdings, Inc. ................................................                  12,000                172,200
                                                                                                                        ------------
                                                                                                                          1,321,510
                                                                                                                        ------------
      Transportation - Miscellaneous - 2.16%
        (a)Arkansas Best Corporation ................................................                   6,100                147,315
           GATX Corporation .........................................................                  51,200              1,639,424
        (a)Swift Transportation Co., Inc. ...........................................                  41,700                811,065
                                                                                                                        ------------
                                                                                                                          2,597,804
                                                                                                                        ------------
      Transportation - Rail - 0.24%
        (a)Genesee & Wyoming Inc. ...................................................                  13,350                291,831
                                                                                                                        ------------

           Total Common Stocks (Cost $99,953,599) ...........................................................            117,413,328
                                                                                                                        ------------

INVESTMENT COMPANIES - 2.75%

      AIM Liquid Assets Portfolio - Institutional Class .............................               3,277,900              3,277,900
      AIM Government & Agency Portfolio - Institutional Class .......................                  24,250                 24,250
                                                                                                                        ------------

           Total Investment Companies (Cost $3,302,150) .....................................................              3,302,150
                                                                                                                        ------------


Total Value of Investments (Cost $103,255,749 (b)) ..................................                  100.36 %        $120,715,478
Liabilities in Excess of Other Assets ...............................................                   (0.36)%            (429,804)
                                                                                                       ------          ------------
      Net Assets ....................................................................                  100.00 %        $120,285,674
                                                                                                       ======          ============


                                                                                                                         (Continued)

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

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)



      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................          $ 28,911,435
           Unrealized depreciation ..........................................................................           (11,451,706)
                                                                                                                       ------------

                       Net unrealized appreciation ..........................................................          $ 17,459,729
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






























See accompanying notes to financial statements

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

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2002
                                                             (Unaudited)




ASSETS
      Investments, at value (cost $103,255,749) ......................................................                $ 120,715,478
      Income receivable ..............................................................................                       11,701
      Receivable for investments sold ................................................................                      495,835
      Other assets ...................................................................................                        3,951
                                                                                                                      -------------

           Total assets ..............................................................................                  121,226,965
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       74,686
      Payable for investment purchases ...............................................................                      683,395
      Disbursements in excess of cash on demand deposit ..............................................                      183,210
                                                                                                                      -------------

           Total liabilities .........................................................................                      941,291
                                                                                                                      -------------

NET ASSETS
      (applicable to 10,290,485 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                $ 120,285,674
                                                                                                                      =============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
      ($120,285,674 / 10,290,485 shares) .............................................................                $       11.69
                                                                                                                      =============

OFFERING PRICE PER SHARE
      (100 / 97 of $11.69) ...........................................................................                $       12.05
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $  98,870,314
      Accumulated net investment loss ................................................................                     (834,322)
      Undistributed net realized gain on investments .................................................                    4,789,953
      Net unrealized appreciation on investments .....................................................                   17,459,729
                                                                                                                      -------------
                                                                                                                      $ 120,285,674
                                                                                                                      =============















See accompanying notes to financial statements

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

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      STATEMENTS OF OPERATIONS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Period ended     Period ended      Year ended
                                                                                       April 30,       October 31,      August 31,
                                                                                       2002 (a)         2001 (b)           2001
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS

      Income
           Dividends ................................................               $     184,382    $     105,107    $     697,505
           Miscellaneous ............................................                           0                0           46,732
                                                                                    -------------    -------------    -------------
               Total income .........................................                     184,382          105,107          744,237
                                                                                    -------------    -------------    -------------

      Expenses
           Investment advisory fees (note 2) ........................                     815,761          292,676        2,548,322
           Fund administration fees (note 2) ........................                      73,740           25,917          202,899
           Custody fees .............................................                       8,863            2,990           18,839
           Registration and filing administration fees (note 2) .....                       2,976            1,003            6,083
           Fund accounting fees (note 2) ............................                      20,026            6,841           39,398
           Audit fees ...............................................                      16,524           30,600           16,453
           Legal fees ...............................................                       6,847            2,326            9,266
           Securities pricing fees ..................................                       4,383            1,506            7,892
           Shareholder administrative fees (note 2) .................                      25,000            8,333           50,000
           Shareholder recordkeeping fees ...........................                       9,000            3,000           16,251
           Shareholder servicing expenses ...........................                       8,804            2,990           17,541
           Registration and filing expenses .........................                       5,381            1,828           10,993
           Printing expenses ........................................                      13,694            4,651           28,015
           Trustee fees and meeting expenses ........................                       4,158            1,412            9,497
           Other operating expenses .................................                      15,651            5,316           32,024
                                                                                    -------------    -------------    -------------
               Total expenses .......................................                   1,030,808          391,389        3,013,473
                                                                                    -------------    -------------    -------------

                    Less expense reimbursements (note 4) ............                     (12,104)          (4,387)         (21,454)
                                                                                    -------------    -------------    -------------

               Net expenses .........................................                   1,018,704          387,002        2,992,019
                                                                                    -------------    -------------    -------------

                    Net investment loss .............................                    (834,322)        (281,895)      (2,247,782)
                                                                                    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      Net realized gain (loss) from investment transactions ..............              7,586,850       (1,744,079)      10,590,506
      Increase (decrease) in unrealized appreciation on investments ......              9,970,777      (18,850,858)    (122,846,780)
                                                                                    -------------    -------------    -------------

           Net realized and unrealized gain (loss) on investments ........             17,557,627      (20,594,937)    (112,256,274)
                                                                                    -------------    -------------    -------------

           Net increase (decrease) in net assets resulting from operations          $  16,723,305    $ (20,876,832)   $(114,504,056)
                                                                                    =============    =============    =============

(a) Unaudited.
(b) For the period from September 1, 2001 to October 31, 2001 (note 1).



See accompanying notes to financial statements

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

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Period ended   Period ended      Year ended
                                                                                         April 30,     October 31,      August 31,
                                                                                         2002 (a)        2001 (b)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment loss ...............................................           $   (834,322)   $   (281,895)   $ (2,247,782)
         Net realized gain (loss) from investment transactions .............              7,586,850      (1,744,079)     10,590,506
         Increase (decrease) in unrealized appreciation on investments .....              9,970,777     (18,850,858)   (122,846,780)
                                                                                       ------------    ------------    ------------

              Net increase (decrease) in net assets resulting from operations            16,723,305     (20,876,832)   (114,504,056)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ....................             (7,653,543)              0     (54,209,411)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
                     transactions (c) ......................................            (23,942,990)     (6,275,257)     12,656,159
                                                                                       ------------    ------------    ------------

                     Total decrease in net assets ..........................            (14,873,228)    (27,152,089)   (156,057,308)

NET ASSETS

     Beginning of period ...................................................            135,158,902     162,310,991     318,368,299
                                                                                       ------------    ------------    ------------

     End of period .........................................................           $120,285,674    $135,158,902    $162,310,991
                                                                                       ============    ============    ============

(a) Unaudited.
(b) For the period from September 1, 2001 to October 31, 2001 (note 1).
(c) A summary of capital share activity follows:

                                       --------------------------------------------------------------------------------------------
                                               Period ended                   Period ended                     Year ended
                                            April 30, 2002 (a)             October 31, 2001 (b)              August 31, 2001

                                          Shares          Value           Shares          Value           Shares          Value
                                       --------------------------------------------------------------------------------------------

Shares sold ........................      1,241,590    $ 14,344,647          83,741    $    850,058       1,266,031    $ 18,432,306

Shares issued for reinvestment
     of distributions ..............        691,503       7,495,889               0               0       3,413,804      52,538,444
                                       ------------    ------------    ------------    ------------    ------------    ------------

                                          1,933,093      21,840,536          83,741         850,058       4,679,835      70,970,750

Shares redeemed ....................     (3,988,926)    (45,783,526)       (669,084)     (7,125,315)     (3,753,085)    (58,314,591)
                                       ------------    ------------    ------------    ------------    ------------    ------------

     Net (decrease) increase .......     (2,055,833)   $(23,942,990)       (585,343)   $ (6,275,257)        926,750    $ 12,656,159
                                       ============    ============    ============    ============    ============    ============



See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended Period ended  Year ended   Year ended   Year ended   Year ended
                                                         April 30,   October 31,  August 31,   August 31,   August 31,   August 31,
                                                         2002 (a)     2001 (b)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................   $  10.95     $  12.55     $  26.52     $  16.81     $  13.30     $  22.44

      Income (loss) from investment operations
           Net investment loss .......................      (0.08)       (0.02)       (0.17)       (0.34)       (0.24)       (0.24)
           Net realized and unrealized gain (loss)
               on investments ........................       1.44        (1.58)       (9.05)       10.72         4.89        (6.02)
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......       1.36        (1.60)       (9.22)       10.38         4.65        (6.26)
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Net realized gain from investment transactions   (0.62)        0.00        (4.75)       (0.67)       (1.14)       (2.88)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $  11.69     $  10.95     $  12.55     $  26.52     $  16.81     $  13.30
                                                         ========     ========     ========     ========     ========     ========

Total return (d) .....................................      12.90 %     (12.75)%     (38.06)%      63.18 %      36.16 %     (32.12)%
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............   $120,286     $135,159     $162,311     $318,368     $286,081     $369,804
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.57 %(c)    1.67 %(c)    1.48 %       1.42 %       1.42 %       1.40 %
           After expense reimbursements and waived fees      1.56 %(c)    1.65 %(c)    1.47 %       1.40 %       1.39 %       1.40 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.29)%(c)   (1.22)%(c)   (1.11)%      (1.24)%      (1.15)%      (1.15)%
           After expense reimbursements and waived fees     (1.27)%(c)   (1.20)%(c)   (1.10)%      (1.23)%      (1.12)%      (1.15)%

      Portfolio turnover rate ........................      34.64 %      14.66 %      84.73 %      82.00 %     110.27 %      86.18 %


(a) Unaudited.
(b) For the period from September 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.
(d) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2002
                                   (Unaudited)



   NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2002
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended April 30, 2002, the Distributor retained sales charges in the amount of $4.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $44,883,117 and $78,070,244, respectively, for the period ended April 30, 2002.


NOTE 4 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2002, the Fund's expenses were reduced by $12,104 under this agreement.

                   (This page was intentionally left blank)

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report
                                   (Unaudited)

                       FOR THE PERIOD ENDED APRIL 30, 2002




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.51%

      Agriculture - 1.48%
           Deere & Company ...........................................................                 59,300           $  2,654,268
                                                                                                                        ------------

      Apparel Manufacturing - 5.72%
        (a)Jones Apparel Group, Inc. .................................................                262,600             10,228,270
                                                                                                                        ------------

      Broadcast - Cable - 1.83%
        (a)Adelphia Communications Corporation .......................................                166,000                999,320
        (a)Grupo Televisa S.A. - ADR .................................................                 50,400              2,278,080
                                                                                                                        ------------
                                                                                                                           3,277,400
                                                                                                                        ------------
      Commercial Services - 3.73%
           Equifax Inc. ..............................................................                 80,000              2,185,600
        (a)Overture Services, Inc. ...................................................                131,500              4,495,985
                                                                                                                        ------------
                                                                                                                           6,681,585
                                                                                                                        ------------
      Computer Software & Services - 4.10%
        (a)Cadence Design Systems, Inc. ..............................................                193,300              3,958,784
        (a)CheckFree Corp. ...........................................................                 80,300              1,634,908
        (a)Electronic Arts Inc. ......................................................                 29,600              1,747,880
                                                                                                                        ------------
                                                                                                                           7,341,572
                                                                                                                        ------------
      Computers - 3.70%
        (a)EMC Corporation ...........................................................                147,600              1,349,064
        (a)QLogic Corporation ........................................................                 76,100              3,478,531
        (a)Sun Microsystems, Inc. ....................................................                220,400              1,802,872
                                                                                                                        ------------
                                                                                                                           6,630,467
                                                                                                                        ------------
      Educational Services - 0.44%
        (a)Edison Schools Inc. .......................................................                155,100                795,663
                                                                                                                        ------------

      Electronics - 2.52%
        (a)Celestica Inc. ............................................................                 55,300              1,531,810
           Harman International Industries, Incorporated .............................                 50,500              2,982,025
                                                                                                                        ------------
                                                                                                                           4,513,835
                                                                                                                        ------------
      Electronics - Semiconductor - 11.24%
        (a)Amkor Technology, Inc. ....................................................                129,000              2,592,900
        (a)Chartered Semiconductor Manufacturing Limited - ADR .......................                 66,900              1,715,985
        (a)Fairchild Sermiconductor Corporation ......................................                 89,000              2,397,660
        (a)Integrated Device Technology, Inc. ........................................                 65,000              1,822,600
        (a)International Rectifier Corporation .......................................                 58,000              2,674,960
        (a)LSI Logic Corporation .....................................................                155,900              2,003,315
        (a)Novellus Systems, Inc. ....................................................                 55,800              2,644,920
        (a)Semtech Corporation .......................................................                 59,700              1,909,206
        (a)Varian Semiconductor Equipment Associates, Inc. ...........................                 50,300              2,350,016
                                                                                                                        ------------
                                                                                                                          20,111,562
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Entertainment - 1.80%
        (a)Gemstar-TV Guide International, Inc. ....................................                 146,800            $  1,315,328
        (a)THQ Inc. ................................................................                  54,500               1,910,770
                                                                                                                        ------------
                                                                                                                           3,226,098
                                                                                                                        ------------
      Financial Services - Commercial - 2.50%
           H&R Block, Inc. .........................................................                 111,500               4,473,380
                                                                                                                        ------------

      Homebuilders - 3.06%
           D.R. Horton, Inc. .......................................................                 109,050               2,813,490
           Lennar Corporation ......................................................                  48,100               2,671,474
                                                                                                                        ------------
                                                                                                                           5,484,964
                                                                                                                        ------------
      Insurance - Brokerage - 2.83%
        (a)Willis Group Holdings Limited ...........................................                 173,300               5,069,025
                                                                                                                        ------------

      Investment Analysis - 3.72%
           Federated Investors, Inc. ...............................................                  55,700               1,785,742
           Moody's Corporation .....................................................                 111,600               4,863,528
                                                                                                                        ------------
                                                                                                                           6,649,270
                                                                                                                        ------------
      Manufacturing - Miscellaneous - 1.27%
        (a)SPX Corporation .........................................................                  16,900               2,275,585
                                                                                                                        ------------

      Medical - Biotechnology - 3.10%
        (a)Medarex, Inc. ...........................................................                 252,200               2,557,308
        (a)Transkaryotic Therapies, Inc. ...........................................                  75,200               2,997,472
                                                                                                                        ------------
                                                                                                                           5,554,780
                                                                                                                        ------------
      Medical - Hospital Management & Services - 7.31%
           HCA Inc. ................................................................                  89,200               4,262,868
        (a)HEALTHSOUTH Corporation .................................................                 583,900               8,816,890
                                                                                                                        ------------
                                                                                                                          13,079,758
                                                                                                                        ------------
      Medical Supplies - 9.31%
        (a)Biomet, Inc. ............................................................                  80,675               2,277,455
        (a)Boston Scientific Corporation ...........................................                  96,800               2,412,256
        (a)St. Jude Medical, Inc. ..................................................                  96,900               8,063,049
        (a)Zimmer Holdings, Inc. ...................................................                 112,400               3,901,404
                                                                                                                        ------------
                                                                                                                          16,654,164
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 2.13%
           GlobalSantaFe Corporation ...............................................                 108,600               3,810,774
                                                                                                                        ------------

      Packaging & Containers - 1.31%
        (a)Smurfit-Stone Container Corporation .....................................                 144,300               2,343,432
                                                                                                                        ------------


                                                                                                                         (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceuticals - 4.65%
        (a)Andrx Group ...............................................................                 65,400           $  2,957,388
           ICN Pharmaceuticals, Inc. .................................................                100,900              2,790,894
           Teva Pharmaceuticals Industries Ltd. ......................................                 45,900              2,570,859
                                                                                                                        ------------
                                                                                                                           8,319,141
                                                                                                                        ------------
      Pharmaceutical Services - 1.10%
        (a)Express Scripts, Inc. .....................................................                 31,200              1,972,152
                                                                                                                        ------------

      Retail - Drug Stores - 0.89%
        (a)Rite Aid Corporation ......................................................                499,900              1,584,683
                                                                                                                        ------------

      Retail - Specialty Line - 3.62%
        (a)Amazon.com, Inc. ..........................................................                205,100              3,423,119
           Blockbuster Inc. ..........................................................                106,600              3,048,760
                                                                                                                        ------------
                                                                                                                           6,471,879
                                                                                                                        ------------
      Telecommunications - Equipment - 6.78%
        (a)Advanced Fibre Communications, Inc. .......................................                 78,200              1,387,268
        (a)Emulex Corporation ........................................................                 64,700              1,875,653
        (a)JDS Uniphase Corporation ..................................................                515,500              2,237,270
        (a)Polycom, Inc. .............................................................                 85,600              1,765,072
        (a)QUALCOMM Inc. .............................................................                 71,400              2,153,424
        (a)UTStarcom, Inc. ...........................................................                110,600              2,709,700
                                                                                                                        ------------
                                                                                                                          12,128,387
                                                                                                                        ------------
      Toys - 1.65%
           Mattel, Inc. ..............................................................                143,000              2,951,520
                                                                                                                        ------------

      Transportation - Rail - 1.44%
           Norfolk Southern Corporation ..............................................                119,900              2,569,457
                                                                                                                        ------------

      Utilities - Electric - 2.28%
        (a)Mirant Corporation ........................................................                223,300              2,697,464
        (a)The AES Corporation .......................................................                173,000              1,387,460
                                                                                                                        ------------
                                                                                                                           4,084,924
                                                                                                                        ------------

           Total Common Stocks (Cost $158,480,948) ..........................................................            170,937,995
                                                                                                                        ------------

INVESTMENT COMPANY - 1.78%

           AIM Liquid Assets Portfolio - Institutional Class .........................              3,185,172              3,185,172
           (Cost $3,185,172)                                                                                            ------------




                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                                          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $161,666,120 (b)) ...................................                  97.29 %         $174,123,167
Other Assets Less Liabilities ........................................................                   2.71 %            4,849,095
                                                                                                       ------           ------------
      Net Assets .....................................................................                 100.00 %         $178,972,262
                                                                                                       ======           ============




      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ...................................................                                 $ 32,426,001
           Unrealized depreciation ...................................................                                  (19,968,954)
                                                                                                                       ------------

                      Net unrealized appreciation ....................................                                 $ 12,457,047
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt





















See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $161,666,120) ......................................................                $ 174,123,167
      Income receivable ..............................................................................                       21,173
      Receivable for investments sold ................................................................                    8,172,268
      Receivable for fund shares sold ................................................................                    2,253,415
                                                                                                                      -------------

           Total assets ..............................................................................                  184,570,023
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       49,678
      Payable for investment purchases ...............................................................                    4,725,251
      Disbursements in excess of cash on demand deposit ..............................................                      822,832
                                                                                                                      -------------

           Total liabilities .........................................................................                    5,597,761
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 178,972,262
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 234,998,139
      Accumulated net investment loss ................................................................                     (868,011)
      Accumulated net realized loss on investments ...................................................                  (67,614,913)
      Net unrealized appreciation on investments .....................................................                   12,457,047
                                                                                                                      -------------
                                                                                                                      $ 178,972,262
                                                                                                                      =============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($59,187,501 / 5,893,548 shares) ..........................................................                $       10.04
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($15,157,077 / 1,575,282 shares) ..........................................................                $        9.62
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $9.62) ...........................................                $        9.92
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($104,627,684 / 10,270,512 shares) ........................................................                $       10.19
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                      STATEMENTS OF OPERATIONS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Period ended     Period ended      Year ended
                                                                                      April 30,       October 31,     February 28,
                                                                                       2002 (a)         2001 (b)          2001
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS

      Income
           Dividends ............................................................   $     203,785    $     652,509    $     725,197
           Miscellaneous ........................................................               0            3,272                0
                                                                                    -------------    -------------    -------------
               Total income .....................................................         203,785          655,781          725,197
                                                                                    -------------    -------------    -------------

      Expenses
           Investment advisory fees (note 2) ....................................         934,228        1,448,519        3,126,753
           Fund administration fees (note 2) ....................................          37,690           58,650          123,798
           Distribution and service fees - Class A Investor Shares (note 3) .....          19,399           35,439           86,915
           Distribution and service fees - Class C Investor Shares (note 3) .....               0                0            2,229
           Distribution and service fees - Class D Investor Shares (note 3) .....               0                0            6,528
           Custody fees .........................................................           8,404           11,299           22,732
           Registration and filing administration fees (note 2) .................           5,554            7,483           13,117
           Fund accounting fees (note 2) ........................................          30,946           42,154           52,000
           Audit fees ...........................................................          11,998           18,525           21,627
           Legal fees ...........................................................           6,545            8,947            4,001
           Securities pricing fees ..............................................           3,020            4,299            5,693
           Shareholder administrative fees (note 2) .............................          12,500           16,667           29,167
           Shareholder recordkeeping fees .......................................          13,500           18,000           23,250
           Other accounting fees (note 2) .......................................               0                0            2,697
           Shareholder servicing expenses .......................................           7,141            9,676           13,836
           Registration and filing expenses .....................................          11,901           16,218           25,000
           Printing expenses ....................................................           8,927           13,875           21,538
           Trustee fees and meeting expenses ....................................           4,463            6,042            8,443
           Other operating expenses .............................................          14,876           17,746           31,000
                                                                                    -------------    -------------    -------------
               Total expenses ...................................................       1,131,092        1,733,539        3,620,324
                                                                                    -------------    -------------    -------------

               Less:
                    Expense reimbursements (note 5) .............................         (59,296)         (49,429)         (39,641)
                    Shareholder administrative fees waived (note 2) .............               0                0           (4,167)
                                                                                    -------------    -------------    -------------
               Net expenses .....................................................       1,071,796        1,684,110        3,576,516
                                                                                    -------------    -------------    -------------

                    Net investment loss .........................................        (868,011)      (1,028,329)      (2,851,319)
                                                                                    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      Net realized (loss) gain from investment transactions .....................      (1,888,980)     (58,020,627)      56,372,713
      Increase (decrease) in unrealized appreciation on investments .............      10,238,766       (8,015,018)    (171,689,068)
                                                                                    -------------    -------------    -------------

           Net realized and unrealized gain (loss) on investments ...............       8,349,786      (66,035,645)    (115,316,355)
                                                                                    -------------    -------------    -------------

           Net increase (decrease) in net assets resulting from operations ......   $   7,481,775    $ (67,063,974)   $(118,167,674)
                                                                                    =============    =============    =============

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Period ended   Period ended      Year ended
                                                                                          April 30,     October 31,     February 28,
                                                                                          2002 (a)        2001 (b)          2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     Operations
         Net investment loss ...................................................       $   (868,011)   $ (1,028,329)   $ (2,851,319)
         Net realized loss (gain) from investment transactions .................         (1,888,980)    (58,020,627)     56,372,713
         Increase (decrease) in unrealized appreciation on investments .........         10,238,766      (8,015,018)   (171,689,068)
                                                                                       ------------    ------------    ------------
              Net increase (decrease) in net assets resulting from operations ..          7,481,775     (67,063,974)   (118,167,674)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Shares              (70,008)              0     (34,502,386)
         Net realized gain from investment transactions - Class A Investor Shares           (18,682)              0     (14,233,285)
         Net realized gain from investment transactions - Super-Institutional Shares       (115,010)              0     (68,754,162)
                                                                                       ------------    ------------    ------------
              Decrease in net assets resulting from distributions ..............           (203,700)              0    (117,489,833)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
                     transactions (c) ..........................................         (2,585,554)      1,607,786      71,165,624
                                                                                       ------------    ------------    ------------
                     Total increase (decrease) in net assets ...................          4,692,521     (65,456,188)   (164,491,883)

NET ASSETS
     Beginning of period .......................................................        174,279,741     239,735,929     404,227,812
                                                                                       ------------    ------------    ------------
     End of period .............................................................       $178,972,262    $174,279,741    $239,735,929
                                                                                       ============    ============    ============

(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) A summary of capital share activity follows:
                                                 -----------------------------------------------------------------------------------
                                                        Period ended                Period ended                  Year ended
                                                     April 30, 2002 (a)         October 31, 2001 (b)          February 28, 2001
                                                    Shares         Value        Shares         Value        Shares         Value
                                                 -----------------------------------------------------------------------------------
-----------------------------------------------
             INSTITUTIONAL SHARES
-----------------------------------------------
Shares sold ...................................     1,582,236  $ 16,351,812     1,460,319  $ 17,255,503       974,993  $ 17,646,900
Shares issued for reinvestment of distributions         6,363        66,297             0             0     1,956,140    32,237,192
Shares redeemed ...............................    (1,772,224)  (18,430,200)   (1,016,251)  (11,548,223)     (938,074)  (25,656,191)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
     Net (decrease) increase ..................      (183,625) $ (2,012,091)      444,068  $  5,707,280     1,993,059  $ 24,227,901
                                                 ============  ============  ============  ============  ============  ============
-----------------------------------------------
            CLASS A INVESTOR SHARES
-----------------------------------------------
Shares sold ...................................     1,205,716  $ 11,975,689        87,678  $    925,672       426,482  $ 10,448,813
Shares issued for reinvestment of distributions         1,832        18,341             0             0       863,610    13,740,026
Shares redeemed ...............................    (1,273,453)  (12,682,503)     (448,674)   (5,025,166)     (310,401)   (6,155,909)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
     Net (decrease) increase ..................       (65,905) $   (688,473)     (360,996) $ (4,099,494)      979,691  $ 18,032,930
                                                 ============  ============  ============  ============  ============  ============
-----------------------------------------------
            CLASS C INVESTOR SHARES
-----------------------------------------------
Shares sold ...................................             0  $          0             0  $          0         3,202  $    111,301
Shares issued for reinvestment of distributions             0             0             0             0             0             0
Shares redeemed ...............................             0             0             0             0       (68,159)   (1,683,457)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
     Net decrease .............................             0  $          0             0  $          0       (64,957) $ (1,572,156)
                                                 ============  ============  ============  ============  ============  ============
-----------------------------------------------
            CLASS D INVESTOR SHARES
-----------------------------------------------
Shares sold ...................................             0  $          0             0  $          0         2,337  $     66,451
Shares issued for reinvestment of distributions             0             0             0             0             0             0
Shares redeemed ...............................             0             0             0             0      (313,584)   (8,343,664)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
     Net decrease .............................             0  $          0             0  $          0      (311,247) $ (8,277,213)
                                                 ============  ============  ============  ============  ============  ============
-----------------------------------------------
           SUPER-INSTITUTIONAL SHARES
-----------------------------------------------
Shares sold ...................................             0  $          0             0  $          0             0  $          0
Shares issued for reinvestment of distributions        10,891       115,010             0             0     4,121,952    68,754,162
Shares redeemed ...............................             0             0             0             0    (1,034,483)  (30,000,000)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
     Net increase .............................        10,891  $    115,010             0  $          0     3,087,469  $ 38,754,162
                                                 ============  ============  ============  ============  ============  ============
-----------------------------------------------
                  FUND SUMMARY
-----------------------------------------------
Shares sold ...................................     2,787,952  $ 28,327,501     1,547,997  $ 18,181,175     1,407,014  $ 28,273,465
Shares issued for reinvestment of distributions        19,086       199,648             0             0     6,941,702   114,731,380
Shares redeemed ...............................    (3,045,677)  (31,112,703)   (1,464,925)  (16,573,389)   (2,664,701)  (71,839,221)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
     Net (decrease) increase ..................      (238,639) $ (2,585,554)       83,072  $  1,607,786     5,684,015  $ 71,165,624
                                                 ============  ============  ============  ============  ============  ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended Period ended  Year ended   Year ended   Year ended   Year ended
                                                         April 30,   October 31, February 28, February 29, February 28, February 28,
                                                         2002 (a)     2001 (b)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26

      Income (loss) from investment operations
           Net investment loss .........................    (0.05)       (0.06)       (0.15)       (0.21)       (0.17)       (0.15)
           Net realized and unrealized gain (loss)
               on investments ..........................     0.45        (3.64)       (8.38)       17.92        (0.63)        4.22
                                                         --------     --------     --------     --------     --------     --------

               Total from investment operations ........     0.40        (3.70)       (8.53)       17.71        (0.80)        4.07
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distributions in excess of net realized gains     0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------

               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $  10.04     $   9.65     $  13.35     $  33.08     $  16.60     $  17.86
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................     4.15 %     (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 59,188     $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.25 %(c)    1.23 %(c)    1.18 %       1.21 %       1.22 %       1.19 %
           After expense reimbursements and waived fees      1.18 %(c)    1.20 %(c)    1.17 %       1.17 %       1.15 %       1.16 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.03)%(c)   (0.78)%(c)   (0.95)%      (1.03)%      (0.87)%      (0.90)%
           After expense reimbursements and waived fees     (0.97)%(c)   (0.74)%(c)   (0.93)%      (1.00)%      (0.80)%      (0.88)%

      Portfolio turnover rate ..........................    63.86 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)   Annualized.


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended Period ended  Year ended   Year ended   Year ended   Year ended
                                                         April 30,   October 31, February 28, February 29, February 28, February 28,
                                                         2002 (a)     2001 (b)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................  $  9.28      $ 12.88      $ 32.47      $ 16.37      $ 17.69      $ 16.18

      Income (loss) from investment operations
           Net investment loss .........................    (0.08)       (0.11)       (0.22)       (0.33)       (0.24)       (0.21)
           Net realized and unrealized gain (loss)
               on investments ..........................     0.43        (3.49)       (8.17)       17.66        (0.62)        4.19
                                                          -------      -------      -------      -------      -------      -------

               Total from investment operations ........     0.35        (3.60)       (8.39)       17.33        (0.86)        3.98
                                                          -------      -------      -------      -------      -------      -------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distributions in excess of net realized gains     0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                          -------      -------      -------      -------      -------      -------

               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                          -------      -------      -------      -------      -------      -------

Net asset value, end of period .........................  $  9.62      $  9.28      $ 12.88      $ 32.47      $ 16.37      $ 17.69
                                                          =======      =======      =======      =======      =======      =======

Total return (d) .......................................     3.78 %     (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %
                                                          =======      =======      =======      =======      =======      =======

Ratios/supplemental data
      Net assets, end of period (000's) ................  $15,157      $15,225      $25,779      $33,200      $25,797      $40,924
                                                          =======      =======      =======      =======      =======      =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.84 %(c)    1.72 %(c)    1.53 %       1.59 %       1.60 %       1.55 %
           After expense reimbursements and waived fees      1.78 %(c)    1.69 %(c)    1.51 %       1.56 %       1.53 %       1.52 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.62)%(c)   (1.27)%(c)   (1.29)%      (1.41)%      (1.26)%      (1.27)%
           After expense reimbursements and waived fees     (1.56)%(c)   (1.23)%(c)   (1.28)%      (1.38)%      (1.18)%      (1.24)%

      Portfolio turnover rate ..........................    63.86 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)   Annualized.
(d)   Total return does not reflect payment of a sales charge.

                                                                                                                         (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended Period ended  Year ended   Year ended   Year ended   Year ended
                                                         April 30,   October 31, February 28, February 29, February 28, February 28,
                                                         2002 (a)     2001 (b)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29

      Income (loss) from investment operations
           Net investment loss .........................    (0.04)       (0.05)       (0.15)       (0.18)       (0.11)       (0.12)
           Net realized and unrealized gain (loss)
               on investments ..........................     0.46        (3.69)       (8.43)       18.03        (0.67)        4.22
                                                         --------     --------     --------     --------     --------     --------

               Total from investment operations ........     0.42        (3.74)       (8.58)       17.85        (0.78)        4.10
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distributions in excess of net realized gains     0.00         0.00         0.00         0.00        (0.03)        0.00
            Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------

               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $  10.19     $   9.78     $  13.52     $  33.30     $  16.68     $  17.92
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................     4.30 %     (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $104,628     $100,388     $138,736     $238,827     $113,148     $118,246
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %(c)    1.09 %(c)    1.06 %       1.08 %       1.05 %       1.06 %
           After expense reimbursements and waived fees      1.03 %(c)    1.05 %(c)    1.05 %       1.04 %       0.99 %       1.04 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.88)%(c)   (0.64)%(c)   (0.83)%      (0.91)%      (0.71)%      (0.77)%
           After expense reimbursements and waived fees     (0.82)%(c)   (0.60)%(c)   (0.82)%      (0.87)%      (0.64)%      (0.75)%

      Portfolio turnover rate ..........................    63.86 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)   Annualized.


See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, a period in the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights represent a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bears distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2002
                                   (Unaudited)



         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended April 30, 2002, the Distributor retained sales charges in the amount of $42.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2002
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $19,399 in distribution and service fees under the Plan with respect to Class A Investor Shares for the period ended April 30, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $117,424,576 and $127,941,635, respectively, for the period ended April 30, 2002.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2002, the Fund's expenses were reduced by $59,296 under this arrangement.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report
                                   (Unaudited)


                       FOR THE PERIOD ENDED APRIL 30, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.29%

      Agriculture - 1.98%
           Deere & Company ...........................................................                 12,800            $   572,928
                                                                                                                         -----------

      Apparel Manufacturing - 3.04%
      (a)  Jones Apparel Group, Inc. .................................................                 22,600                880,270
                                                                                                                         -----------

      Broadcast - Cable - 4.58%
      (a)  Adelphia Communications Corporation .......................................                 36,200                217,924
      (a)  EchoStar Communications Corporation .......................................                 21,300                579,360
      (a)  Liberty Media Corporation .................................................                 49,400                528,580
                                                                                                                         -----------
                                                                                                                           1,325,864
                                                                                                                         -----------
      Broadcast - Radio & Television - 2.27%
      (a)  Clear Channel Communications, Inc. ........................................                 14,000                657,300
                                                                                                                         -----------

      Building Materials - 1.21%
      (a)  Cemex S.A. - ADR ..........................................................                 11,100                351,870
                                                                                                                         -----------

      Chemicals - 2.03%
           E.I. du Pont de Nemours and Company .......................................                 13,200                587,400
                                                                                                                         -----------

      Commercial Services - 9.12%
      (a)  Cendant Corporation .......................................................                 27,000                485,730
           Equifax Inc. ..............................................................                 20,200                551,864
           H&R Block, Inc. ...........................................................                 17,600                706,112
           Moody's Corporation .......................................................                 20,600                897,748
                                                                                                                         -----------
                                                                                                                           2,641,454
                                                                                                                         -----------
      Computers - 3.30%
      (a)  Dell Computer Corporation .................................................                 23,500                618,990
      (a)  EMC Corporation ...........................................................                 36,780                336,169
                                                                                                                         -----------
                                                                                                                             955,159
                                                                                                                         -----------
      Electronics - Semiconductor - 6.98%
      (a)  Advanced Micro Devices, Inc. ..............................................                 32,400                362,232
      (a)  Micron Technology, Inc. ...................................................                 11,900                282,030
      (a)  Novellus Systems, Inc. ....................................................                  9,100                431,340
      (a)  Taiwan Semiconductor Manufacturing Company Ltd. ...........................                 33,900                600,030
      (a)  Xilinx, Inc. ..............................................................                  9,150                345,504
                                                                                                                         -----------
                                                                                                                           2,021,136
                                                                                                                         -----------
      Entertainment - 3.47%
      (a)  Gemstar-TV Guide International, Inc. ......................................                 47,400                424,704
      (a)  USA Networks, Inc. ........................................................                 19,400                580,254
                                                                                                                         -----------
                                                                                                                           1,004,958
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Securities Broker - 4.15%
           Lehman Brothers Holdings Inc. ...........................................                   9,400             $   609,740
           Mellon Financial Corporation ............................................                  15,700                 592,832
                                                                                                                         -----------
                                                                                                                           1,202,572
                                                                                                                         -----------
      Financial Services - 10.37%
           American Express Company ................................................                  23,600                 967,836
           MBNA Corporation ........................................................                  17,200                 554,600
      (a)  Principal Financial Group, Inc. .........................................                  30,700                 853,460
      (a)  Prudential Financial, Inc. ..............................................                  19,500                 625,950
                                                                                                                         -----------
                                                                                                                           3,001,846
                                                                                                                         -----------
      Forest Products & Paper - 2.32%
           International Paper Company .............................................                  16,200                 671,166
                                                                                                                         -----------

      Insurance - Managed Care Services - 2.87%
      (a)  Anthem, Inc. ............................................................                  12,200                 832,040
                                                                                                                         -----------

      Manufacturing - Miscellaneous - 2.00%
      (a)  SPX Corporation .........................................................                   4,300                 578,995
                                                                                                                         -----------

      Medical - Biotechnology - 2.52%
      (a)  Amgen Inc. ..............................................................                  13,800                 729,744
                                                                                                                         -----------

      Medical - Hospital Management & Services - 3.10%
           HCA Inc. ................................................................                  18,800                 898,452
                                                                                                                         -----------

      Medical Supplies - 7.17%
           Johnson & Johnson .......................................................                   9,710                 620,081
           Medtronic, Inc. .........................................................                  14,000                 625,660
      (a)  St. Jude Medical, Inc. ..................................................                  10,000                 832,100
                                                                                                                         -----------
                                                                                                                           2,077,841
                                                                                                                         -----------
      Miscellaneous - Manufacturing - 0.80%
           Tyco International Ltd. .................................................                  12,500                 230,625
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.02%
           Baker Hughes Incorporated ...............................................                  15,500                 584,040
                                                                                                                         -----------

      Oil & Gas - Exploration - 2.13%
           Kerr-McGee Corporation ..................................................                  10,300                 615,940
                                                                                                                         -----------

      Oil & Gas - International - 2.14%
           Conoco Inc. .............................................................                  22,100                 619,905
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceuticals - 7.91%
      (a)  Alcon, Inc. .............................................................                   7,600             $   263,340
           Novartis AG - ADR .......................................................                  17,300                 726,081
           Pfizer, Inc. ............................................................                  18,200                 661,570
           Teva Pharmaceutical Industries Ltd. .....................................                  11,400                 638,514
                                                                                                                         -----------
                                                                                                                           2,289,505
                                                                                                                         -----------
      Retail - General Merchandise - 1.34%
           Target Corporation ......................................................                   8,900                 388,485
                                                                                                                         -----------

      Retail - Specialty Line - 2.40%
      (a)  Amazon.com, Inc. ........................................................                  41,700                 695,973
                                                                                                                         -----------

      Telecommunications Equipment - 3.33%
      (a)  JDS Uniphase Corporation ................................................                 100,900                 437,906
      (a)  QUALCOMM Incorporated ...................................................                  17,500                 527,800
                                                                                                                         -----------
                                                                                                                             965,706
                                                                                                                         -----------
      Toys - 1.67%
           Mattel, Inc. ............................................................                  23,500                 485,040
                                                                                                                         -----------

      Utilities - Electric - 1.07%
      (a)  The AES Corporation .....................................................                  38,500                 308,770
                                                                                                                         -----------

           Total Common Stocks (Cost $28,515,206) ..........................................................              28,174,984
                                                                                                                         -----------

INVESTMENT COMPANY - 2.42%

      AIM Liquid Assets Portfolio - Institutional Class ............................                 702,404                 702,404
           (Cost $702,404)                                                                                               -----------


Total Value of Investments (Cost $29,217,610 (b)) ..................................                   99.71 %           $28,877,388
Other Assets Less Liabilities ......................................................                    0.29 %                83,242
                                                                                                      ------             -----------
      Net Assets ...................................................................                  100.00 %           $28,960,630
                                                                                                      ======             ===========


      (a)  Non-income producing investment.
      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation .........................................................................            $ 2,631,894
           Unrealized depreciation .........................................................................             (2,972,116)
                                                                                                                        -----------
                      Net unrealized depreciation ..........................................................            $  (340,222)
                                                                                                                        ===========

      The following acronym is used in this portfolio:
           ADR - American Depository Receipt


See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $29,217,610) ........................................................                $ 28,877,388
      Cash ............................................................................................                       1,503
      Income receivable ...............................................................................                       4,600
      Receivable for investments sold .................................................................                     917,974
                                                                                                                       ------------

           Total assets ...............................................................................                  29,801,465
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      11,443
      Payable for investment purchases ................................................................                     829,392
                                                                                                                       ------------

           Total liabilities ..........................................................................                     840,835
                                                                                                                       ------------

NET ASSETS
      (applicable to 2,232,504 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 28,960,630
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($28,960,630 / 2,232,504 shares) ................................................................                $      12.97
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 32,098,465
      Accumulated net investment loss .................................................................                     (71,861)
      Accumulated net realized loss on investments ....................................................                  (2,725,752)
      Net unrealized depreciation on investments ......................................................                    (340,222)
                                                                                                                       ------------
                                                                                                                       $ 28,960,630
                                                                                                                       ============





















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      STATEMENTS OF OPERATIONS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Period ended   Period ended    Year ended
                                                                                            Apri 30,      October 31,   February 28,
                                                                                            2002 (a)       2001 (b)         2001
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS

      Income
           Dividends .........................................................            $    92,503    $   128,515    $   116,117
                                                                                          -----------    -----------    -----------

      Expenses
           Investment advisory fees (note 2) .................................                141,393        149,095        155,863
           Fund administration fees (note 2) .................................                 10,604         11,182         11,690
           Custody fees ......................................................                  7,198          4,014          4,873
           Registration and filing administration fees (note 2) ..............                  2,306          2,758          3,184
           Fund accounting fees (note 2) .....................................                 14,914         19,491         22,905
           Audit fees ........................................................                  6,603         14,075         17,147
           Legal fees ........................................................                  4,679          9,818         12,536
           Securities pricing fees ...........................................                  2,240          2,849          3,810
           Shareholder admin fees (note 2) ...................................                  6,250          8,333         12,500
           Shareholder recordkeeping fees ....................................                  9,000         12,000         11,250
           Shareholder servicing expenses ....................................                  1,984          2,684          3,081
           Registration and filing expenses ..................................                  5,951          8,022          4,056
           Printing expenses .................................................                  2,791          4,262          3,507
           Trustee fees and meeting expenses .................................                  3,571          4,813          9,283
           Other operating expenses ..........................................                  2,529          3,413          5,000
                                                                                          -----------    -----------    -----------

               Total expenses ................................................                222,013        256,809        280,685
                                                                                          -----------    -----------    -----------

               Less:
                    Expense reimbursements (note 4) ..........................                (11,198)       (16,469)       (17,326)
                    Investment advisory fees waived (note 2) .................                (46,451)       (65,644)       (68,927)
                                                                                          -----------    -----------    -----------

               Net expenses ..................................................                164,364        174,696        194,432
                                                                                          -----------    -----------    -----------

                    Net investment loss ......................................                (71,861)       (46,181)       (78,315)
                                                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      Net realized (loss) gain from investment transactions ..................               (376,991)    (2,034,769)       926,658
      Decrease (increase) in unrealized depreciation on investments ..........              1,500,216     (2,910,669)    (3,012,059)
                                                                                          -----------    -----------    -----------

           Net realized and unrealized gain (loss) on investments ............              1,123,225     (4,945,438)    (2,085,401)
                                                                                          -----------    -----------    -----------

               Net increase (decrease) in net assets resulting from operations            $ 1,051,364    $(4,991,619)   $(2,163,716)
                                                                                          ===========    ===========    ===========

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).




See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Period ended    Period ended     Year ended
                                                                                          April 30,      October 31,    February 28,
                                                                                          2002 (a)        2001 (b)          2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................           $   (71,861)    $   (46,181)    $   (78,315)
         Net realized (loss) gain from investment transactions ..............              (376,991)     (2,034,769)        926,658
         Decrease (increase) in unrealized depreciation on investments ......             1,500,216      (2,910,669)     (3,012,059)
                                                                                        -----------     -----------     -----------

              Net increase (decrease) in net assets resulting from operations             1,051,364      (4,991,619)     (2,163,716)
                                                                                        -----------     -----------     -----------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................               (19,435)              0      (1,783,227)
                                                                                        -----------     -----------     -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c)             4,093,238      13,110,723       8,121,408
                                                                                        -----------     -----------     -----------

                     Total increase in net assets ...........................             5,125,167       8,119,104       4,174,465

NET ASSETS

     Beginning of period ....................................................            23,835,463      15,716,359      11,541,894
                                                                                        -----------     -----------     -----------

     End of period ..........................................................           $28,960,630     $23,835,463     $15,716,359
                                                                                        ===========     ===========     ===========

(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) A summary of capital share activity follows:

                                        --------------------------------------------------------------------------------------------
                                                Period ended                    Period ended                      Year ended
                                             April 30, 2002 (a)             October 31, 2001 (b)              February 28, 2001

                                           Shares          Value           Shares          Value           Shares          Value
                                        --------------------------------------------------------------------------------------------

Shares sold ........................        450,593     $ 6,191,082       1,003,930     $14,568,147         345,346     $ 6,449,131

Shares issued for reinvestment
     of distributions ..............          1,105          15,161               0               0         105,081       1,783,227
                                        -----------     -----------     -----------     -----------     -----------     -----------

                                            451,698       6,206,243       1,003,930      14,568,147         450,427       8,232,358

Shares redeemed ....................       (155,246)     (2,113,005)       (106,415)     (1,457,424)         (6,100)       (110,950)
                                        -----------     -----------     -----------     -----------     -----------     -----------

     Net increase ..................        296,452     $ 4,093,238         897,515     $13,110,723         444,327     $ 8,121,408
                                        ===========     ===========     ===========     ===========     ===========     ===========


See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Period ended Period ended  Year ended   Year ended  Year ended Period ended
                                                           Apr. 30,     Oct. 31,     Feb. 28,     Feb. 29,    Feb. 28,    Feb. 28,
                                                           2002 (a)     2001 (b)       2001         2000        1999      1998 (c)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $ 12.31     $ 15.13     $ 19.42     $ 12.68     $ 10.72     $ 10.00

      Income (loss) from investment operations
           Net investment loss .........................      (0.03)      (0.02)      (0.08)      (0.07)      (0.07)      (0.01)
           Net realized and unrealized gain (loss)
               on investments ..........................       0.70       (2.80)      (2.10)       8.18        2.03        0.75
                                                            -------     -------     -------     -------     -------     -------
               Total from investment operations ........       0.67       (2.82)      (2.18)       8.11        1.96        0.74
                                                            -------     -------     -------     -------     -------     -------

      Distributions to shareholders from
           Net investment income .......................       0.00        0.00        0.00        0.00        0.00       (0.02)
           Net realized gain from investment transactions     (0.01)       0.00       (2.11)      (1.37)       0.00        0.00
                                                            -------     -------     -------     -------     -------     -------
               Total distributions .....................      (0.01)       0.00       (2.11)      (1.37)       0.00       (0.02)
                                                            -------     -------     -------     -------     -------     -------

Net asset value, end of period .........................    $ 12.97     $ 12.31     $ 15.13     $ 19.42     $ 12.68     $ 10.72
                                                            =======     =======     =======     =======     =======     =======

Total return ...........................................       5.44 %    (18.69)%    (12.37)%     66.64 %     18.27 %      7.49 %
                                                            =======     =======     =======     =======     =======     =======

Ratios/supplemental data
      Net assets, end of period (000's) ................    $28,961     $23,835     $15,716     $11,542     $ 6,050     $ 6,048
                                                            =======     =======     =======     =======     =======     =======


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees       1.57 %(d)   1.72 %(d)   1.80 %      2.25 %      2.73 %      3.19 %(d)
           After expense reimbursements and waived fees        1.16 %(d)   1.17 %(d)   1.25 %      1.15 %      1.39 %      1.24 %(d)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees      (0.91)%(d)  (0.86)%(d)  (1.06)%     (1.59)%     (1.89)%     (2.19)%(d)
           After expense reimbursements and waived fees       (0.50)%(d)  (0.31)%(d)  (0.50)%     (0.49)%     (0.55)%     (0.24)%(d)

      Portfolio turnover rate ..........................      65.26 %    105.88 %    136.22 %    130.44 %    174.44 %     29.83 %

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)   For the period from September 29, 1997 (Commencement of operations) to February 28, 1998.
(d)   Annualized.

See accompanying notes to financial statements


                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2002
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.25% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived a portion of its fee amounting to $46,451 ($0.02 per share) for the period ended April 30, 2002.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $21,036,065 and $17,826,851, respectively, for the period ended April 30, 2002.


NOTE 4 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2002, the Fund's expenses were reduced by $11,198 under this agreement.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.